Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Feb. 24, 2011
Senior Secured Term Loans
Debt Instrument [Line Items]
Long-Term Debt, face amount	$ 1,000,000	$ 1,000,000
Long-Term Debt, maturity date	Feb. 23, 2017	Feb. 23, 2017
Senior Secured Term Loans | London Interbank Offered Rate Floor
Debt Instrument [Line Items]
Long-Term Debt, interest rate	1.00%	1.00%
Senior Secured Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Long-Term Debt, interest rate	3.30%	3.30%
2019 Senior Notes
Debt Instrument [Line Items]
Long-Term Debt, face amount	450,000	450,000	450,000
Long-Term Debt, interest rate	10.00%	10.00%	10.00%
Long-Term Debt, maturity date	Feb. 15, 2019	Feb. 15, 2019
Long-Term Debt, payment frequency	semi-annual	semi-annual
Long-Term Debt, first payment date	Feb. 15, 2014	Feb. 15, 2014
Long-Term Debt, last payment date	Feb. 15, 2019	Feb. 15, 2019
2018 Senior Notes
Debt Instrument [Line Items]
Long-Term Debt, face amount	$ 350,000	$ 350,000
Long-Term Debt, maturity date	Feb. 15, 2018	Feb. 15, 2018
Long-Term Debt, payment frequency	Semi-annual	Semi-annual
Long-Term Debt, first payment date	Feb. 15, 2014	Feb. 15, 2014
Long-Term Debt, last payment date	Feb. 15, 2018	Feb. 15, 2018
2018 Senior Notes | Interest Rate One
Debt Instrument [Line Items]
Long-Term Debt, interest rate	9.00%	9.00%
2018 Senior Notes | Interest Rate Two
Debt Instrument [Line Items]
Long-Term Debt, interest rate	9.75%	9.75%